MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Financial income (expense), net, gross realized gains	$ 775	$ 23
Financial income (expense), net, gross realized losses	$ (1,407)	$ (3)